Restricted Share Units	3 Months Ended
Jan. 31, 2023
Schedule of Restricted Share Units [Abstract]
Restricted Share Units
8.	Restricted Share Units

On August 4, 2021, the Company approved an RSU plan, which is designed to provide certain directors, officers, employees, and consultants of the Company with the opportunity to acquire RSU’s of the Company. Each unit is equivalent in value to a common share and upon vesting results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

During the three months ended January 31, 2023, the Company recognized RSU reserve of $466,314 (2021 - $190,000) related to vested RSU’s.

The following table summarizes the continuity of RSUs:

	Number of RSUs	Weighted average issue price

Balance, October 31, 2021	–	$–

Granted	35,328	10.55
Vested	(35,328)	10.55

Balance, October 31, 2022	–	$–

Granted (i)	14,774	5.01
Vested	(14,774)	5.01

Balance, January 31, 2023	–	$–

(i)	During the three months ended January 31, 2023, the Company issued 14,774 RSU’s with a fair value of $74,005 to consultants.